Cash and Cash Equivalents (Details) - Bottom of range [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Cash and Cash Equivalents [Line Items]
Market rate percentage	0.30%	0.30%
Market rate percentage	0.40%	0.40%